Share-Based Payments	12 Months Ended
Dec. 31, 2022
Share-Based Payments Disclosure [Abstract]
SHARE-BASED PAYMENTS
32.	SHARE-BASED PAYMENTS

On 3 June 2020, the Board of Directors approved the Group’s share-based employee compensation plan, the 2020 Omnibus Incentive Plan (“the Plan”). Under the Plan, the following awards may be granted:

●	Options to buy Common Shares (“Stock Options”), which may be either incentive stock options (“Incentive Stock Options” or “ISOs”) qualified under Section 422 of the Internal Revenue Code of 1986, as amended (the “Code”), or non-qualified stock options (“Non-Qualified Stock Options” or “NQSOs”), which do not satisfy the requirements of Incentive Stock Options;

●	Share appreciation rights (“SARs”) (including tandem, non-tandem and limited SARs);

●	Restricted share awards (“Restricted Share Awards”);

●	Performance awards denominated in Common Shares or cash (“Performance Awards”);

●	Other share-based awards (“Other Share-Based Awards”), including but not limited to restricted share units (“RSUs”); and

●	Other cash-based awards (“Other Cash-Based Awards”).

Grant date fair values represent the closing quoted prices of the Company’s share on Nasdaq on the dates when awards were officially communicated to the participants and shall be applicable for all the three vesting tranches.

Participant’s continued service with the Company or any of its Subsidiaries on each applicable vesting date is the only vesting condition to be met. There is no other performance related condition attached to the vesting of shares.

The movement on the number of restricted shares during the year is as follows:

	2022	2021
Balance at 1 January	396,857	134,500
Restricted shares granted	428,377	312,190
Restricted shares vested	(146,386)	(44,833)
Restricted shares forfeited	(11,667)	(5,000)
Balance at 31 December	667,181	396,857

The Company has applied the graded vesting method in recognition of share-based payment expense. Accordingly, the Company has assessed the expected length of service period from date of shares grant until end of each vesting period respectively and considered this to determine proportionate earnout shares at 31 December 2022 and 2021 attributed to each vesting tranche.

Number of earnout shares to be considered for accounting purposes at year end for each tranche are as follow:

			Earn out shares
	Grant	Days from grant date	From first vesting (tranche 1)	From second vesting (tranche 2)	From third vesting (tranche 3)	Total
31 December 2022
	7 October 2020 grant	816	-	(1,926)	20,005	18,079
	16 February 2021 grant	684	374	29,601	19,668	49,643
	31 March 2021 grant	641	317	25,013	15,955	41,285
	9 February 2022 grant	326	90,454	43,602	29,051	163,107
	24 March 2022 grant	283	49,443	21,679	13,869	84,991
	Total		140,588	117,969	98,548	357,105
31 December 2021
	7 October 2020 grant	451	1,019	33,635	18,627	53,281
	16 February 2021 grant	319	59,626	27,901	18,211	105,738
	31 March 2021 grant	276	43,746	18,914	12,065	74,725
	Total		104,391	80,450	48,903	233,744

Accordingly, total earnout shares of 357,105 at 31 December 2022 (2021: 233,744) are measured at the shares grant date fair value to arrive at expense recognized for the share-based payment. For the year ended 31 December 2022, share-based payments expense of USD 2,754 thousand (2021: USD 1,871 thousand) (2020: USD 450 thousand) was recorded in the consolidated statement of income with a corresponding credit to common shares and share premium as shown in the consolidated statement of changes in equity.